Consolidated Statements of Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Loss per share - diluted	$ (0.04)	$ (0.05)
Weighted average number of common shares - diluted	167,765,072	156,991,661